Right-of-use assets - Schedule of Right-of-Use Assets (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	SFr 151.6	SFr 177.9
Lease modification	(3.3)
Additions	20.2	14.2
Disposals	(0.2)	(0.2)
Depreciation	(13.0)	(10.9)
Currency Translation	(2.5)	5.6
Right-of-use assets ending balance	152.9	186.6
Gross Carrying Amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	192.7	200.2
Right-of-use assets ending balance	205.0	219.1
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(41.1)	(22.3)
Right-of-use assets ending balance	(52.1)	(32.5)
Storage
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	16.8	72.9
Lease modification	(4.1)
Additions	0.0	0.0
Disposals	(0.1)	0.0
Depreciation	(2.8)	(3.8)
Currency Translation	(0.2)	4.8
Right-of-use assets ending balance	9.6	73.9
Storage | Gross Carrying Amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	28.7	77.9
Right-of-use assets ending balance	23.9	83.1
Storage | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(11.9)	(5.0)
Right-of-use assets ending balance	(14.3)	(9.2)
Stores & showrooms
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	37.9	11.9
Lease modification	0.1
Additions	12.3	5.1
Disposals	0.0	0.0
Depreciation	(4.2)	(1.9)
Currency Translation	(1.5)	0.1
Right-of-use assets ending balance	44.6	15.3
Stores & showrooms | Gross Carrying Amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	45.6	14.8
Right-of-use assets ending balance	55.9	20.2
Stores & showrooms | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(7.7)	(3.0)
Right-of-use assets ending balance	(11.2)	(5.0)
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	94.2	91.9
Lease modification	0.7
Additions	6.6	6.8
Disposals	0.0	0.0
Depreciation	(5.0)	(4.4)
Currency Translation	(0.7)	0.5
Right-of-use assets ending balance	95.8	94.8
Offices | Gross Carrying Amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	111.0	102.9
Right-of-use assets ending balance	117.4	109.1
Offices | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(16.8)	(11.0)
Right-of-use assets ending balance	(21.6)	(14.2)
Cars
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	2.8	1.2
Lease modification	0.0
Additions	1.3	2.3
Disposals	(0.2)	(0.2)
Depreciation	(1.0)	(0.7)
Currency Translation	(0.1)	0.1
Right-of-use assets ending balance	2.9	2.6
Cars | Gross Carrying Amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	7.4	4.5
Right-of-use assets ending balance	7.9	6.7
Cars | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(4.6)	(3.3)
Right-of-use assets ending balance	SFr (4.9)	SFr (4.0)